Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions	Related Party TransactionsDuring the three months ended March 31, 2020, the Company entered into the following related party transactions:
•Recorded $111 thousand in cost of goods sold for services, recorded research and development expense of $245 thousand, of which $177 thousand was reimbursable, recorded $84 thousand in other expense for commitment for services, and received reimbursement of payroll related costs of $14 thousand from the joint venture with AFSW;

•Sold $13 thousand of products to non-controlling stockholders of the Company and incurred $50 thousand of license maintenance fee from a non-controlling stockholder of the Company; and

•Recorded $37 thousand in license fee income, recorded $152 thousand in interest expense, recorded $177 thousand reimbursement for research and development, and sold $344 thousand of products to a stockholder and noteholder of the Company.

As of March 31, 2020, total accounts receivable due from related parties was $8.1 million, consisting of $7.2 million due from the joint venture with AFSW, $15 thousand accounts receivable from non-controlling stockholders of the Company and $733 thousand accounts receivable, $150 thousand other receivable and $113 thousand deferred revenue from a stockholder and noteholder of the Company. As of March 31, 2020, total accounts payable to related parties was $166 thousand to non-controlling stockholders of the Company.

During the three months ended March 31, 2019, the Company entered into the following related party transactions:

•Recorded $59 thousand in cost of goods sold for services, recorded research and development expense of $132 thousand, recorded $18 thousand in other expense for commitment for services, and incurred $5 thousand for employees and their benefits seconded from the joint venture with AFSW;

•Sold $121 thousand of products to non-controlling stockholders of the Company, incurred $50 thousand of license maintenance fee to non-controlling stockholder, and incurred $20 thousand for employees and their related benefits seconded from a non-controlling stockholder of the Company; and

•Recorded $38 thousand in license fee income, recorded $150 thousand in interest expense and sold $6 thousand of products to a stockholder and noteholder of the Company. See Note 2- Nexperia Arrangements.

As of December 31, 2019, total accounts receivable due from related parties was $5.8 million, consisting of $5.3 million due from the joint venture with AFSW, $38 thousand accounts receivable from non-controlling stockholders of the Company and $426 thousand accounts receivable from a stockholder and noteholder of the Company. As of December 31, 2019, total accounts payable due to related parties was $272 thousand to non-controlling stockholders of the Company.
Related Party Transactions
During the year ended December 31, 2019, the Company entered into the following related party transactions:

•Recorded $211 thousand in cost of goods sold for services, recorded research and development expense of $695 thousand, of which $195 thousand was reimbursable, recorded $444 thousand in other expense for commitment for services, and incurred $14 thousand for employees and their related benefits seconded from the joint venture with AFSW;

•Sold $241 thousand of products to non-controlling common stockholders of the Company and incurred $200 thousand of license maintenance fee from a non-controlling common stockholder of the Company;

•Incurred $21 thousand for employees and their related benefits seconded from a common stockholder of the Company; and

•Recorded $9.2 million in license fee income, recorded $195 thousand reimbursement for research and development, and sold $504 thousand of products to a convertible preferred stockholder of the Company. See Note 3 - Nexperia Arrangements.

As of December 31, 2019, total accounts receivable from related parties was $5.8 million, consisting of $5.3 million from the joint venture with AFSW, $38 thousand from non-controlling common stockholders of the Company and $426 thousand from a convertible preferred stockholder and noteholder of the Company. As of December 31, 2019, total accounts payable to related parties was $272 thousand to non-controlling common stockholders of the Company.

During the year ended December 31, 2018, the Company entered into the following related party transactions:

•Recorded $751 thousand in cost of goods sold for services, incurred expenses of $560 thousand for research and development activities, and incurred $175 thousand for employees and their related benefits seconded from the joint venture with AFSW;

•Sold $269 thousand of products to non-controlling common stockholders of the Company and incurred $200 thousand of license maintenance fee from a non-controlling common stockholder of the Company;

•Incurred $71 thousand for employees and their related benefits seconded from a common stockholder of the Company;

•Sold $37 thousand of products to common stockholders and former noteholders of the Company; and

•Recorded $3.0 million in deferred license fee and sold $166 thousand of products to a convertible preferred stockholder of the Company.

As of December 31, 2018, total accounts receivable from related parties was $3.1 million, consisting of $3.0 million from the joint venture with AFSW, $123 thousand from non-controlling common stockholders of the Company, $10 thousand from non-controlling common stockholder and noteholder of the Company and $54 thousand from a convertible preferred stockholder and noteholder of the Company. As of December 31, 2018, total accounts payable to related parties was $122 thousand to non-controlling common stockholders of the Company.